Patents fees and related expenses (Tables)	12 Months Ended
Dec. 31, 2021
Financial Debt
Disclosure of detailed information about patent fees and related expenses [text block]

	For the year ended December 31
(in EUR 000)	2021	2020	2019
Staff costs	4	53	199
Legal fees	1,054	320	446
Other	4	6	(43)
Capitalized costs	—	(256)	(335)
Total IP, trademark & innovations expenses	1,062	123	267